Income Taxes Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Beginning balance			$ 1,655	$ 1,345	$ 1,465
Additions for tax positions related to the current year			363	329	123
Additions for tax positions of prior years			23	31	84
Reductions for tax positions of prior years			(124)	(36)	(43)
Settlements with taxing authorities			(541)	(9)	(160)
Statute closings			(18)	(5)	(45)
Audit Resolutions	$ (99)	$ (79)	(123)	0	(79)
Ending balance	$ 1,235		$ 1,235	$ 1,655	$ 1,345